                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prides Capital Partners, L.L.C.
Address:   200 High Street; Suite 700
           Boston, MA 02110

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Murray A. Indick
Title:   Managing Member
Phone:   617.778.9200

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick           Boston, MA            February 13, 2008
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: $307,853
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number      Name
     28-

                          FORM 13F INFORMATION TABLE

                                                                      SHR or
                                                    Value  Shares/PRN PRN AMT PUT/ Investment  Other          Voting   Authority
Name of Issuer            Title of Class   Cusip   (X1000)    AMT     SH/PRN  CALL Discretion Managers Sole   Shared     None
--------------            -------------- --------- ------- ---------- ------- ---- ---------- -------- ---- ---------- ---------
AMERITRANS CAP CORP......      COM       03073H108  3,171     854,700   SH           SHARED                    854,700
ARK RESTAURANTS CORP.....      COM       040712101 19,264     523,341   SH           SHARED                    523,341
COLEMAN CABLE INC........      COM       193459302  1,408     148,974   SH           SHARED                    148,974
COMPASS DIVERSIFIED
  HOLDING................  SH BEN INT    20451Q104 26,930   1,807,400   SH           SHARED                  1,807,400
CONSOLIDATED MERCANTILE
  INC....................      COM       20950N107    559     430,283   SH           SHARED                    430,283
DECORATOR INDUSTRIES INC
  NEW.................... COM PAR $0.20  243631207  1,269     298,505   SH           SHARED                    298,505
EDIETS.COM...............      COM       280597105 73,189  12,404,880   SH           SHARED                 12,404,880
FINLAY ENTERPRISES INC...    COM NEW     317884203  3,207   1,572,190   SH           SHARED                  1,572,190
HANGER ORTHOPEDIC GROUP
  INC....................    COM NEW     41043F208 15,661   1,422,400   SH           SHARED                  1,422,400
HEALTHTRONICS INC........      COM       42222L107 25,017   5,450,308   SH           SHARED                  5,450,308
PRINCETON REVIEW INC.....      COM       742352107  8,399   1,008,273   SH           SHARED                  1,008,273
QC HOLDINGS INC..........      COM       74729T101 29,598   2,630,907   SH           SHARED                  2,630,907
TRUMP ENTERTAINMENT
  RESORTS................      COM       89816T103  7,941   1,846,669   SH           SHARED                  1,846,669
VALASSIS COMMUNICATIONS
  INC....................      COM       918866104 41,428   3,543,900   SH           SHARED                  3,543,900
WASTE SERVICES INC DEL...    COM NEW     941075103 50,812   5,937,175   SH           SHARED                  5,937,175